Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income/(loss) from discontinued operations (CHF million)
Income tax expense/(benefit)	40	75	31
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	31	233	288
Operating expenses	35	158	296
Income tax expense/(benefit)	1	38	32
Income/(loss) from discontinued operations, net of tax	(5)	37	(40)
Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	54	93
Gain/(loss) on disposal	200	237
Income tax expense/(benefit)	39	36
Income/(loss) from discontinued operations, net of tax	107	108
PBWM Germany
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	55	(13)	(56)
PBWM Germany | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	27	52	54
Operating expenses	33	71	108
Income tax expense/(benefit)	0	(6)	2
Income/(loss) from discontinued operations, net of tax	(6)	(13)	(56)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	48
Gain/(loss) on disposal	109
Income/(loss) from discontinued operations, net of tax	61
ETF business
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		115	2
ETF business | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		29	53
Operating expenses		23	49
Income tax expense/(benefit)		5	2
Income/(loss) from discontinued operations, net of tax		1	2
ETF business | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		11
Gain/(loss) on disposal		146
Income tax expense/(benefit)		21
Income/(loss) from discontinued operations, net of tax		114
Strategic Partners
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		44	7
Strategic Partners | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		33	60
Operating expenses		8	38
Income tax expense/(benefit)		10	15
Income/(loss) from discontinued operations, net of tax		15	7
Strategic Partners | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		22
Gain/(loss) on disposal		91
Income tax expense/(benefit)		40
Income/(loss) from discontinued operations, net of tax		29
CFIG
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	49	2	12
CFIG | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	0	114	116
Operating expenses	0	51	88
Income tax expense/(benefit)	0	29	16
Income/(loss) from discontinued operations, net of tax	0	34	12
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	0	56
Gain/(loss) on disposal	91
Income tax expense/(benefit)	42	(24)
Income/(loss) from discontinued operations, net of tax	49	(32)
Bank
Income/(loss) from discontinued operations (CHF million)
Income tax expense/(benefit)	40	75	31
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Bank | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	31	233	288
Operating expenses	35	158	296
Income tax expense/(benefit)	1	38	32
Income/(loss) from discontinued operations, net of tax	(5)	37	(40)
Bank | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	54	93
Gain/(loss) on disposal	200	237
Income tax expense/(benefit)	39	36
Income/(loss) from discontinued operations, net of tax	107	108
Bank | PBWM Germany
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	55	(13)	(56)
Bank | PBWM Germany | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	27	52	54
Operating expenses	33	71	108
Income tax expense/(benefit)	0	(6)	2
Income/(loss) from discontinued operations, net of tax	(6)	(13)	(56)
Bank | PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	48
Gain/(loss) on disposal	109
Income/(loss) from discontinued operations, net of tax	61
Bank | ETF business
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		115	2
Bank | ETF business | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		29	53
Operating expenses		23	49
Income tax expense/(benefit)		5	2
Income/(loss) from discontinued operations, net of tax		1	2
Bank | ETF business | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		11
Gain/(loss) on disposal		146
Income tax expense/(benefit)		21
Income/(loss) from discontinued operations, net of tax		114
Bank | Strategic Partners
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		44	7
Bank | Strategic Partners | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		33	60
Operating expenses		8	38
Income tax expense/(benefit)		10	15
Income/(loss) from discontinued operations, net of tax		15	7
Bank | Strategic Partners | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		22
Gain/(loss) on disposal		91
Income tax expense/(benefit)		40
Income/(loss) from discontinued operations, net of tax		29
Bank | CFIG
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	49	2	12
Bank | CFIG | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	0	114	116
Operating expenses	0	51	88
Income tax expense/(benefit)	0	29	16
Income/(loss) from discontinued operations, net of tax	0	34	12
Bank | CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	0	56
Gain/(loss) on disposal	91
Income tax expense/(benefit)	42	(24)
Income/(loss) from discontinued operations, net of tax	49	(32)